                                GAMNA FOCUS FUND















                                 Distributed by:
                          Provident Distributors, Inc.









                               SEMI-ANNUAL REPORT
                                TO SHAREHOLDERS
                              DECEMBER 31ST, 1999

Dear Shareholders:

      1999 will always be a special year as it was the inaugural year for the GAMNA Focus Fund, the first mutual fund offering from Groupama Asset Management N.A. The GAMNA Focus Fund capitalizes upon an investment process that has provided our separate account investors with outstanding results over the past decade. Our process relies upon a combination of fundamental macroeconomic and sector analysis, coupled with a disciplined bottom up analysis, and has proven flexible enough to adapt to a continuously changing marketplace. Our ability to adjust to shifting economic trends is critical. Those firms that do not respond to the evolving trends are destined to disappoint their shareholders. This is something we are determined not to do.

      The current economic expansion is the longest in U.S. history, yet even more remarkable is the stability of prices, the earnings growth of our largest companies, and the productivity of our workers. This is a very favorable environment for our stock markets, one that we expect to continue. Near term, as the Federal Reserve continues to raise interest rates in order to slow the economy down to a more sustainable pace, we expect the markets will be sluggish. However, we believe the Federal Reserve will be successful in its efforts, allowing both the economic expansion and stock market advance to continue.
We think the GAMNA Focus Fund is well positioned to reap the rewards of this favorable market environment.

      In closing, I would like to thank you for helping us successfully launch the GAMNA Focus Fund. Our goal is to provide our shareholders with superior performance on a consistent basis. Thank you for your confidence in GAMNA.


Sincerely,




/s/ Mark P. Bronzo
------------------
Mark P. Bronzo, Chairman, President & CEO                      February 28, 2000

                                GAMNA FOCUS FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 1999
                                   (UNAUDITED)


                                                                                 NUMBER
                                                                                   OF            VALUE
                                                                                 SHARES        (NOTE A)
                                                                               ---------     ------------
COMMON STOCK--99.7%
COMMERCIAL SERVICES--4.3%
   Cendant Corporation ...................................................       178,212     $  4,733,756
                                                                                             ------------
COMPUTERS--MEMORY DEVICES--5.3%
   EMC Corporation .......................................................        53,854        5,883,550
                                                                                             ------------
COMPUTER SERVICES--4.7%
   Computer Sciences Corporation .........................................        54,523        5,159,239
                                                                                             ------------
COSMETICS & TOILETRIES--3.9%
   Kimberly-Clark Corporation ............................................        65,948        4,303,107
                                                                                             ------------
ELECTRONIC COMPO--MISC.--5.4%
   Solectron Corporation** ...............................................        62,389        5,934,754
                                                                                             ------------
FINANCIAL SERVICES--7.7%
   Citigroup, Incorporated ...............................................        66,675        3,704,630
   Morgan Stanley Dean Witter & Company ..................................        33,388        4,766,137
                                                                                             ------------
                                                                                                8,470,767
                                                                                             ------------
MANUFACTURING--9.4%
   Corning, Incorporated .................................................        44,748        5,769,695
   Tyco International LTD ................................................       115,218        4,479,100
                                                                                             ------------
                                                                                               10,248,795
                                                                                             ------------
MEDICAL PRODUCTS--3.0%
   Johnson & Johnson .....................................................        35,175        3,275,672
                                                                                             ------------

MULTI-LINE INSURANCE--3.3%
   American International Group, Incorporated ............................        33,860        3,661,113
                                                                                             ------------
NETWORKING PRODUCTS--5.2%
   Cisco Systems, Incorporated** .........................................        53,364        5,716,619
                                                                                             ------------
RETAIL--BUILDING PRODUCTS--8.2%
   Lowe's Companies, Incorporated ........................................        59,947        3,581,833
   The Home Depot, Incorporated ..........................................        79,901        5,478,178
                                                                                             ------------
                                                                                                9,060,011
                                                                                             ------------
RETAIL--DEPARTMENT STORES--3.3%
   Dayton-Hudson Corporation .............................................        49,680        3,648,375
                                                                                             ------------
TECHNOLOGY--SEMICONDUCTOR--4.3%
   Texas Instruments, Incorporated .......................................        49,865        4,830,672
                                                                                             ------------
TELECOMMUNICATION EQUIPMENT--15.8%
   Lucent Technologies, Incorporated .....................................        62,779        4,696,654
   Nokia Corporation ADR .................................................        42,619        8,097,610
   Tellabs, Incorporated** ...............................................        71,590        4,595,183
                                                                                             ------------
                                                                                               17,389,447
                                                                                             ------------

                                GAMNA FOCUS FUND

                                DECEMBER 31, 1999
                                   (UNAUDITED)


                                                                                 NUMBER
                                                                                   OF            VALUE
                                                                                 SHARES        (NOTE A)
                                                                               ---------     ------------
TELEPHONE--INTEGRATED--5.6%
   AT & T Corporation ....................................................        64,684     $  3,282,713
   SBC Communications, Incorporated ......................................        58,549        2,854,264
                                                                                             ------------
                                                                                                6,136,977
                                                                                             ------------
TELEPHONE--LONG DISTANCE--4.0%
   MCI WorldCom, Incorporated** ..........................................        82,508        4,378,053
                                                                                             ------------
WIRELESS EQUIPMENT--6.3%
   Motorola, Incorporated ................................................        47,499        6,994,227
                                                                                             ------------
TOTAL COMMON STOCKS ($91,600,942) ........................................                    109,825,134


                                                                                PRINCIPAL
                                                                                 AMOUNT
                                                                               ----------
TEMPORARY INVESTMENTS--0.6%
   Provident Institutional Funds TempCash Dollar .........................      $320,013     $    320,013
   RBB Samson Street Money Market Fund ...................................       320,013          320,013
                                                                                             ------------
TOTAL TEMPORARY INVESTMENTS (Cost $640,026) ..............................                        640,026
                                                                                             ------------
TOTAL INVESTMENTS
   (Cost $92,240,968*) ...................................................        100.03%    $110,465,160
                                                                               ---------     ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS ..........................................................         (0.03)%       (278,853)
                                                                               ---------     ------------
NET ASSETS ...............................................................        100.00%    $110,186,307
                                                                               ---------     ------------
                                                                               ---------     ------------

----------------------------------
* Aggregate cost for federal income tax purposes was $92,240,968 The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                Gross Appreciation ........................    $20,190,205
                Gross Depreciation ........................     (1,966,013)
                                                               -----------
                Net appreciation ..........................    $18,224,192
                                                               -----------
                                                               -----------

** Non-income producing security.




                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                                                                               DECEMBER 31,
                                                                                                   1999
                                                                                                (UNAUDITED)
                                                                                              --------------
ASSETS:
   Investments, at value (Cost $92,240,968) ............................................        $110,465,160
   Receivables:
      Dividends ........................................................................              36,717
      Interest .........................................................................               5,441
   Prepaid expense .....................................................................              91,235
                                                                                                ------------
      TOTAL ASSETS .....................................................................         110,598,553
                                                                                                ------------

LIABILITIES:
   Payable:
      Investment securities purchased ..................................................             249,676
   Accrued expenses ....................................................................             162,570
                                                                                                ------------
         TOTAL LIABILITIES .............................................................             412,246
                                                                                                ------------
   NET ASSETS APPLICABLE TO ALL SHARES OUTSTANDING .....................................        $110,186,307
                                                                                                ------------
                                                                                                ------------
   Net Assets of Class A shares ........................................................        $ 38,993,386
                                                                                                ------------
                                                                                                ------------
   Class A Shares Outstanding ..........................................................           3,128,909
                                                                                                ------------
   NET ASSET VALUE--CLASS A SHARES .....................................................              $12.46
                                                                                                      ------
                                                                                                      ------
   Net Assets of Class B shares ........................................................        $ 37,357,839
                                                                                                ------------
                                                                                                ------------
   Class B Shares Outstanding ..........................................................           3,000,001
                                                                                                ------------
   NET ASSET VALUE--CLASS B SHARES .....................................................              $12.45
                                                                                                      ------
                                                                                                      ------
   Net Assets of Class C Shares ........................................................        $ 33,835,082
                                                                                                ------------
                                                                                                ------------
   Class C Shares Outstanding ..........................................................           2,718,108
                                                                                                ------------
   NET ASSET VALUE--CLASS C SHARES .....................................................              $12.45
                                                                                                      ------
                                                                                                      ------
NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 1999:
   Paid-in capital .....................................................................        $ 91,083,197
   Undistributed net investment income (deficit) .......................................            (346,730)
   Undistributed net realized gain .....................................................           1,225,648
   Unrealized appreciation on investments ..............................................          18,224,192
                                                                                                ------------
                                                                                                $110,186,307
                                                                                                ------------
                                                                                                ------------




                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                             STATEMENT OF OPERATIONS

                                                                                            FOR THE PERIOD ENDED
                                                                                             DECEMBER 31, 1999
                                                                                                (UNAUDITED)*
                                                                                            --------------------
INVESTMENT INCOME:
   Income:
      Dividends ..........................................................................       $   134,245
      Interest ...........................................................................            56,514
                                                                                                 -----------
         Total income ....................................................................           190,759
                                                                                                 -----------
   Expenses:
      Investment advisory fee ............................................................           169,480
      Accounting/Administration fee ......................................................            59,645
      Custodian fee ......................................................................             4,726
      Service Organization fee ...........................................................            77,041
      Distribution fee ...................................................................           183,011
      Insurance fee ......................................................................             6,690
      Audit fee ..........................................................................             9,263
      Legal fee ..........................................................................            64,411
      Miscellaneous ......................................................................             1,756
      Printing fee .......................................................................             4,884
      Federal and state registration fees ................................................            40,793
      Transfer Agent fee .................................................................            24,994
      Directors' fees ....................................................................            12,000
      Organizational costs ...............................................................           105,613
                                                                                                 -----------
      Total expenses .....................................................................           764,307
         Service Organization fee waiver .................................................           (74,311)
         Distribution fee waiver .........................................................          (152,507)
                                                                                                 -----------
   Net expenses ..........................................................................           537,489
                                                                                                 -----------
      Net investment income (deficit) ....................................................          (346,730)
                                                                                                 -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from security transactions ..........................................         1,225,648
   Change in unrealized appreciation of investments ......................................        18,224,192
                                                                                                 -----------
      Net gain on investments ............................................................        19,449,840
                                                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $19,103,110
                                                                                                 -----------
                                                                                                 -----------

----------------------------------
* July 27, 1999 Commencement of operations.




                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            FOR THE PERIOD ENDED
                                                                                             DECEMBER 31, 1999
                                                                                                (UNAUDITED)*
                                                                                            --------------------
INCREASE IN NET ASSETS:
   Operations:
      Net investment income (deficit) ...................................................       $   (346,730)
      Net realized and unrealized gain on investments ...................................         19,449,840
                                                                                                ------------
            Net increase in net assets resulting from operations ........................         19,103,110
                                                                                                ------------
   From Capital Share Transactions:
      Proceeds from shares sold
         Class A ........................................................................         33,753,906
         Class B ........................................................................         30,000,000
         Class C ........................................................................         27,508,885

   Cost of shares redeemed
         Class A ........................................................................           (279,594)
         Class B ........................................................................                 --
         Class C ........................................................................                 --
                                                                                                ------------
            Net increase from capital share transactions** ..............................         90,983,197
                                                                                                ------------
   Total increase in net assets .........................................................        110,086,307
                                                                                                ------------
NET ASSETS:
   Beginning of period ..................................................................            100,000
                                                                                                ------------
   End of period ........................................................................       $110,186,307
                                                                                                ------------
                                                                                                ------------

** Capital share transactions are as follows:


                                                                                                   SHARES
                                                                                                ------------
   For the period ended December 31, 1999
      Class A    Shares purchased .......................................................          3,138,309
                 Shares reinvested ......................................................                 --
                 Shares redeemed ........................................................            (19,398)
                                                                                                ------------
                    Net increase ........................................................          3,118,911
                                                                                                ------------
                                                                                                ------------
      Class B    Shares purchased .......................................................          3,000,000
                 Shares reinvested ......................................................                 --
                 Shares redeemed ........................................................                 --
                                                                                                ------------
                    Net increase ........................................................          3,000,000
                                                                                                ------------
                                                                                                ------------
      Class C    Shares purchased .......................................................          2,722,472
                 Shares reinvested ......................................................                 --
                 Shares redeemed ........................................................             (4,365)
                                                                                                ------------
                    Net increase ........................................................          2,718,107
                                                                                                ------------
                                                                                                ------------

----------------------------------
* July 27, 1999 Commencement of operations.




                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                              FINANCIAL HIGHLIGHTS


     The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                07/27/99*        07/27/99*        07/27/99*
                                                                 THROUGH          THROUGH          THROUGH
                                                                12/31/99         12/31/99         12/31/99
                                                               (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                                               -----------      -----------      -----------
                                                                 CLASS A          CLASS B          CLASS C
                                                               -----------      -----------      -----------
Net asset value, beginning of period ........................  $   10.00         $  10.00           $10.00
                                                               ---------         --------         --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment income ....................................  $   (0.02)        $  (0.05)          $(0.05)
   Net gains on securities (both realized and unrealized) ...       2.48             2.50             2.50
                                                               ---------         --------         --------
      TOTAL FROM INVESTMENT OPERATIONS ......................       2.46             2.45             2.45
                                                               ---------         --------         --------
LESS DISTRIBUTIONS
   Dividends from net investment income .....................       0.00             0.00             0.00
   Distributions from capital gains .........................       0.00             0.00             0.00
                                                               ---------         --------         --------
      TOTAL DISTRIBUTIONS ...................................       0.00             0.00             0.00
                                                               ---------         --------         --------
Net asset value, end of period ..............................  $   12.46         $  12.45           $12.45
                                                               ---------         --------         --------
Total Return(1) .............................................      24.60%***        24.50%***        24.50%***
                                                               ---------         --------         --------
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....................   $  38,993           $37,358          $33,835
   Ratio of gross expenses (before waivers) to average
      net assets(2) ........................................        1.63%**          2.71%**          2.70%**
   Ratio of waivers to average net assets(2) ...............       (0.21)%**        (0.89)%**        (0.86)%**
   Ratio of net expenses (after waivers) to average
      net assets(2) ........................................        1.42%**          1.82%**          1.84%**
   Ratio of net investment income to average net assets(2) .       (0.83)%**        (1.19)%**        (1.22)%**
   Portfolio Turnover ......................................       28.83%           28.83%           28.83%

----------------------------------
*   Commencement of operations

**  Annualized
*** Not Annualized
(1) Exclusive of deduction of sales charges on investments.
(2) Annualized for periods of less than one year. Expense waivers reflect voluntary reductions of distribution related expenses.

This report has been prepared for Shareholders and may be distributed to others only preceded or accompanied by a current prospectus.




                       See Notes to Financial Statements.

                            GAMNA SERIES FUNDS, INC.

                                GAMNA FOCUS FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999
                                   (UNAUDITED)

A.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      ORGANIZATION

      The GAMNA Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Company was organized as a Maryland corporation on March 18, 1999. The Company presently consists of a single series, GAMNA Focus Fund (the "Fund"). The Fund is non-diversified, as such term is defined in the 1940 Act. The Fund offers three classes of shares, Class A, Class B and Class C, each of which commenced operations on July 27, 1999. The following is a summary of significant accounting policies:

      SECURITY VALUATION--Portfolio securities which are traded on a national securities exchange or included in the NASDAQ National Market System, are valued at the last sales price, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Short-term obligations, which mature in 60 days or less, are valued at amortized cost.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are accounted for on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Expenses borne by each class of the Fund may differ slightly because of the allocation of other class-specific expenses.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Substantially all of the Fund's net investment income and net realized capital gains, if any, will be distributed to shareholders on an annual basis. Dividends paid on all classes are calculated at the same time. Dividends on Class B and Class C shares are expected to be lower than those on Class A shares due to higher distribution expenses borne by the Class B and Class C shares. Dividends may also differ between classes due to differences in other class specific expenses.

      FEDERAL INCOME TAXES--The Fund intends to qualify as a "regulated investment company" for federal income tax purposes under Subchapter M of the Internal Revenue Code and make the requisite distributions to its shareholders, which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

      USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

      ORGANIZATION COSTS--Organization costs incurred by GAMNA Focus Fund in connection with its organization, registration and the initial public offerings of shares were expensed as incurred.

B.    TRANSACTIONS WITH AFFILIATES

      Pursuant to an investment advisory agreement, with the Company, Groupama Asset Management N.A. (the "Adviser") serves as the Fund's adviser. For its advisory services, the Adviser is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate based on its average daily net assets, of the first $1 billion 0.55%, over $1 billion 0.50%. Under the terms of the Expense Limitation Agreement a limit of 1.90% is set on the operating expenses for the Fund's initial fiscal year. The Advisor will waive or reimburse fees if operating expenses exceed that limit.

      Groupama Asset Management N.A. is a joint venture between Finama Asset Management and Sorema N.A. Holding Corporation ("Sorema"). Sorema has also entered into a purchase and sale agreement with the Fund's distributor to facilitate the financing of payments under the Fund's distribution plan. The agreement was effective as of July 28, 1999.

                            GAMNA SERIES FUNDS, INC.

                                GAMNA FOCUS FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1999
                                   (UNAUDITED)

      Certain officers and directors of the Adviser are officers and/or directors of GAMNA Focus Fund. No such officers received compensation from the Fund. The directors who are not affiliated with the Adviser have received compensation of $12,000 from the Fund.

C.    ADMINISTRATOR, DISTRIBUTOR, CUSTODIAN, AND TRANSFER AGENT

      PFPC Inc., ("PFPC"), serves as the Fund's administrator and accounting services agent. In compensation for its services, PFPC receives a monthly minimum fee and a monthly fee from the Fund based upon average daily net assets. PFPC has agreed to waive a portion of its administration fees during the Fund's first year of operations. For the period ended December 31, 1999, $4,272 of these fees have been waived.

      Provident Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Class B and Class C shares each pay a distribution fee of 0.75% of average daily net assets of the Fund attributable to such shares. Some payments under the distribution plans may be used to compensate broker-dealers with trail or maintenance commissions. Class A, Class B and Class C shares also pay a service fee of 0.25 % of average daily net assets of such Fund attributable to each Class. During the period ended December 31, 1999, the Distributor waived $226,818 of the distribution fees.

      PFPC Trust Company (the "Custodian") serves as custodian of the assets of the Fund. As compensation for its services, the Custodian receives a fee based on the Fund's average daily gross assets, subject to certain minimums.

      PFPC also serves as the transfer agent and dividend-disbursing agent for the Fund. As such, PFPC receives a minimum monthly fee for each class, transaction charges and out of pocket expense. PFPC has agreed to waive a portion of its minimum transfer agency charges for the Fund's first year of operations.

D.    INVESTMENT TRANSACTIONS

      The aggregate purchases and sales of investment securities, other than short-term obligations, for the period ended December 31, 1999, were as follows:

                                       PURCHASES               SALES
                                     ------------           -----------
                                     $111,849,049           $21,473,755

DIRECTORS & OFFICERS


   Mark P. Bronzo
   CHAIRMAN, PRESIDENT & CHIEF EXECUTIVE OFFICER

   Robert T. Adams

   DIRECTOR

   Vincent Benefico

   DIRECTOR

   James S. Carluccio

   DIRECTOR

   Edward Fogarty, Jr.

   DIRECTOR

   Daniel W. Portanova

   DIRECTOR, SENIOR VICE PRESIDENT, TREASURER AND
   CHIEF OPERATING OFFICER

   Jonathan M. Rather

   DIRECTOR

   Iona K. Watter

   SECRETARY

   Norman Van Horn

   ASSISTANT TREASURER

   Mary Jane Maloney

   ASSISTANT SECRETARY

   INVESTMENT ADVISER

   Groupama Asset Management N.A.
   180 Maiden Lane
   New York, New York 10038

   DISTRIBUTOR
   Provident Distributors, Inc.
   Four Falls Corporate Center
   Sixth Floor
   West Conshohocken, PA 19428-2961

   ADMINISTRATOR
   PFPC, Inc.
   400 Bellevue Parkway, Suite 108
   Wilmington, DE 19809-3710

   TRANSFER AGENT
   PFPC, Inc.
   400 Bellevue Parkway, Suite 108
   Wilmington, DE 19809-3710